Other Assets - Schedule of Other Assets (Detail) $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Other Assets Noncurrent Disclosure [Abstract]
Prepaid income taxes	₨ 307,005,000	$ 4,439	₨ 171,304,000
Derivative asset (Note 21)	2,220,434,000	32,107
Interest receivable on term deposits	66,694,000	964
Security deposit to related party (Note 18)	0		2,160,000
Security deposit to others	402,463,000	5,819	123,316,000
Land use rights	329,730,000	4,768	113,209,000
Contract acquisition cost	152,484,000	2,205
Unbilled receivables	123,550,000	1,786
Prepaid debt financing cost	593,897,000	8,587	46,800,000
Other	72,205,000	1,044	42,864,000
Total	₨ 4,268,462,000	$ 61,719	₨ 499,653,000